CONCENTRATIONS OF RISKS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISKS

17. CONCENTRATIONS OF RISKS

(a) Major customers

For the three months ended September 30, 2022, and 2021, no customer accounted for 10% or more of the Company’s total revenues. For the nine months ended September 30, 2022, and 2021, no customer accounted for 10% or more of the Company’s total revenues.

As of September 30, 2022, four individual customers accounted for approximately 81.0% of the Company’s balance of accounts receivable. There was no accounts receivable balance as of December 31, 2021.

(b) Major vendors

For the three months ended September 30, 2022, three vendors accounted for approximately 56%, 22% and 13% of the Company’s total purchases. For the nine months ended September 30, 2022, the same three vendors accounted for approximately 50%, 15% and 32% of the Company’s total purchases.

For the three months ended September 30, 2021, two vendors accounted for approximately 69.3% and 26.5% of the Company’s total purchases. For the nine months ended September 30, 2021, three vendors accounted for approximately 74.3%, 14.1% and 10.0% of the Company’s total purchases.

As of September 30, 2022, three vendors accounted for approximately 46%, 30% and 20% of the Company’s total balance of accounts payable, respectively. CTA Nutriceuticals (Asia) Sdn Bhd, a related company, accounted for approximately 46% of the Company’s total balance of accounts payable. As of December 31, 2021, one vendor accounted for 100% of the total balance of accounts payable.

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

17. CONCENTRATIONS OF RISKS (Continued)

(c) Commission Expenses to Sales Distributors and Stockists

For the three months ended September 30, 2022, no sales distributor accounted for 10% or more of the Company’s commission expense. For the three months ended September 30, 2021, one sales distributor accounted for approximately 17.8% of the Company’s total purchases.

For the nine months ended September 30, 2022, no sales distributor accounted for 10% or more of the Company’s commission expense. For the nine months ended September 30, 2021, one sales distributor accounted for approximately 19.4% of the Company’s total purchases.

(d) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. As of September 30, 2022, and December 31, 2021, $517,730 and $554,864 were deposited with financial institutions, respectively, $254,662 and $295,761 of these balances are not covered by deposit insurance, respectively. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its account receivable is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information. Historically, the Company did not have any bad debt on its account receivable.

(e) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of RM and HK$ converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

18. CONCENTRATIONS OF RISKS

(a) Major customers

For the years ended December 31, 2021 and 2020, no customer accounted for 10% or more of the Company’s total revenues.

There are no accounts receivable balance as of December 31, 2021. As of December 31, 2020, receivables from a third-party e-commerce company accounted for approximately 100.0% of the total balance of accounts receivable.

(b) Major vendors

For the year ended December 31, 2021, two vendors accounted for approximately 47.3% and 45.2% of the Company’s total purchases, respectively. For the year ended December 31, 2020, two vendors accounted for approximately 74.1% and 25.9% of the Company’s total purchases. In November and December 2020, the Company received dividend of 23,330 shares of common stock of DSwiss, Inc., represents approximately 0.01% ownership that the Company accounted for as investment in marketable securities (See Note 11). DSwiss, Inc.’s wholly owned subsidiary is the vendor that accounted for the Company’s total purchases of approximately 47.3% and 74.1% for the years ended December 31, 2021 and 2020, respectively.

As of December 31, 2021, one vendor accounted for 100% of the total balance of accounts payable. There are no accounts payable balance as of December 31, 2020.

(c) Commission Expenses to Sales Distributors and Stockists

For the year ended December 31, 2021, one sales distributor accounted for 17.9% of the Company’s total commission expense.

For the year ended December 31, 2020, no sales distributor accounted for 10.0% of the Company’s total commission expense.

(d) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. As of December 31, 2021 and 2020, $554,864 and $1,112,147 were deposited with financial institutions, respectively, $295,761 and $563,788 of these balances are not covered by deposit insurance. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its account receivable is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information. Historically, the Company did not have any bad debt on its account receivable.

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

18. CONCENTRATIONS OF RISKS (CONT’D)

(e) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of RM and HK$ converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.